SEGMENTED INFORMATION - Reconciliation of FFO to Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [abstract]
Net income	$ 5,354	$ 7,488
Realized disposition gains in fair value changes or equity	621	1,445
Non-controlling interests in FFO	7,161	6,015
Financial statement components not included in FFO
Equity Accounted Fair Value Changes And Other Non Funds From Operations	143	1,284
Fair value changes	831	(1,794)
Depreciation and amortization	4,876	3,102
Deferred income taxes	(475)	(1,109)
Total FFO	$ 4,189	$ 4,401